ACCOUNTANTS' COMPILATION REPORT

To the Owner Trustee of
College and University Facility
Loan Trust Two:

We have compiled the accompanying balance sheet of College and University Facility Loan Trust Two (the "Trust"), including the schedule of investments, as of May 31, 2001, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2000, 1999, 1998, 1997 and 1996, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 3, 2001 expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust Two.


                                                                BDO Seidman, LLP

July 13, 2001

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                                   BALANCE SHEET

================================================================================

MAY 31,                                                                                    2001
====================================================================================================
ASSETS

INVESTMENTS, at amortized cost, net of allowance for loan losses
  of $1,432,376 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)              $ 128,958,982
CASH                                                                                     87,848
PREPAID EXPENSES                                                                         13,750
INTEREST RECEIVABLE                                                                   1,217,847
DEFERRED BOND ISSUANCE COSTS (Note 2)                                                   471,813
----------------------------------------------------------------------------------------------------

   Total assets                                                                     130,750,240
----------------------------------------------------------------------------------------------------

LIABILITIES

BONDS PAYABLE, net of unamortized discount (Notes 1, 3 and 8)                       110,814,236
INTEREST PAYABLE (Note 3)                                                             2,836,455
ACCRUED EXPENSES AND OTHER LIABILITIES                                                  211,617
DISTRIBUTIONS PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                          1,298,710
----------------------------------------------------------------------------------------------------

   Total liabilities                                                                115,161,018
----------------------------------------------------------------------------------------------------

NET ASSETS

CLASS B CERTIFICATES, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                                       1,763,800
ACCUMULATED DEFICIT (Notes 2 and 5)                                                  (3,957,950)
PAID-IN CAPITAL (Note 2)                                                             17,783,372
----------------------------------------------------------------------------------------------------

     Total net assets                                                             $  15,589,222
====================================================================================================

   Net asset value per Class B certificate
     (based on 1,763,800 certificates outstanding)                                $        8.84
====================================================================================================

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                         STATEMENT OF OPERATIONS

================================================================================

SIX MONTHS ENDED MAY 31,                                                   2001
================================================================================
INVESTMENT INCOME:
   Interest income (Note 2)                                         $ 6,464,667
--------------------------------------------------------------------------------

EXPENSES:
   Interest expense (Notes 2 and 3)                                   5,262,404
   Servicer fees (Note 4)                                                73,106
   Trustee fees (Note 4)                                                 24,668
   Other trust and bond administration expenses                         114,871
--------------------------------------------------------------------------------

     Total expenses                                                   5,475,049
--------------------------------------------------------------------------------

     Net investment income                                              989,618
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   989,618
================================================================================

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                         STATEMENT OF CASH FLOWS

================================================================================

SIX MONTHS ENDED MAY 31,                                                  2001
================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                             $   3,045,083
   Interest paid                                                    (3,056,720)
   Operating expenses paid                                            (189,386)
--------------------------------------------------------------------------------

     Net cash used for operating activities                           (201,023)
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Net decrease in funds held under investment agreements            4,686,470
   Principal payments on Loans                                       8,879,566
--------------------------------------------------------------------------------

     Net cash provided by investing activities                      13,566,036
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Principal repayments on Bonds                                   (11,013,196)
   Distribution to Class B certificateholders                       (2,339,748)
--------------------------------------------------------------------------------

     Net cash used for financing activities                        (13,352,944)
--------------------------------------------------------------------------------

NET INCREASE IN CASH                                                    12,069

CASH, beginning of period                                               75,779
--------------------------------------------------------------------------------

CASH, end of period                                              $      87,848
================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations          $     989,618
   Increase in prepaid expenses                                        (13,750)
   Decrease in interest receivable                                      64,994
   Increase in accrued expenses and other liabilities                   37,010
   Decrease in Bond interest payable                                  (220,264)
   Amortization of original issue discount on Bonds                  2,387,769
   Amortization of purchase discount on Loans                       (3,484,579)
   Amortization of deferred Bond issuance costs                         38,179
--------------------------------------------------------------------------------

     Net cash used for operating activities                      $    (201,023)
================================================================================

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                              STATEMENT OF CHANGES IN NET ASSETS
                                                                    (NOTE 2 (f))

================================================================================

                                                                      FOR THE
                                                                     SIX MONTHS
                                                                        ENDED               Year Ended
                                                                       MAY 31,             November 30,
                                                                        2001                   2000
==========================================================================================================
FROM OPERATIONS:
   Net investment income                                           $    989,618           $  2,370,319
   Provision for loan losses                                                 --               (300,000)
----------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                     989,618              2,070,319
----------------------------------------------------------------------------------------------------------

CAPITAL CERTIFICATE TRANSACTIONS:
   Distributions to Class B certificateholders (Note 5)              (1,298,710)            (3,896,806)
----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                             (309,092)            (1,826,487)
----------------------------------------------------------------------------------------------------------

NET ASSETS:
   Beginning of period                                               15,898,314             17,724,801
----------------------------------------------------------------------------------------------------------

   End of period                                                   $ 15,589,222           $ 15,898,314
==========================================================================================================

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                          SELECTED FINANCIAL HIGHLIGHTS FOR EACH
                                                 CLASS B CERTIFICATE OUTSTANDING
                                                THROUGHOUT THE PERIODS INDICATED
                                                                 (NOTES 1 AND 5)

                                                FOR THE
                                              SIX MONTHS
                                                 ENDED                        YEARS ENDED NOVEMBER 30,
                                                MAY 31,       -------------------------------------------------------
                                                 2001                 2000              1999              1998
=====================================================================================================================
NET ASSET VALUE, beginning of period             $9.01               $10.05            $ 9.45             $8.17

NET INVESTMENT INCOME                              .56                 1.34              1.38              1.63

PROVISION FOR LOAN LOSSES                           --                 (.17)               --              (.01)

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
   From net investment income                       --                   --                --                --
   As tax return of capital                         --                   --              (.11)             (.34)

DISTRIBUTION TO CLASS B
  CERTIFICATEHOLDERS:
   As tax return of capital                       (.73)               (2.21)             (.67)               --
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, end of period                   $8.84               $ 9.01            $10.05             $9.45
=====================================================================================================================

TOTAL INVESTMENT RETURN (a)                        N/A                  N/A               N/A               N/A

NET ASSETS APPLICABLE TO CLASS A
  PREFERRED CERTIFICATES,
    end of period                          $        --          $        --       $        --       $ 2,585,848

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, end of period              $15,589,222          $15,898,314       $17,724,801       $16,673,598
=====================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:

   Ratio of operating expenses to average
     net assets applicable to
     Class B certificates                        69.55%(b)(c)         73.02%(b)         78.42%(b)         99.83%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                     12.57%(c)            14.10%            14.13%            18.57%

   Number of Class B certificates
     outstanding, end of period              1,763,800            1,763,800         1,763,800         1,763,800

                                                     YEARS ENDED NOVEMBER 30,
                                           -------------------------------------
                                                     1997              1996
================================================================================
NET ASSET VALUE, beginning of period                 $7.27             $6.42

NET INVESTMENT INCOME                                 1.64              1.75

PROVISION FOR LOAN LOSSES                             (.11)             (.11)

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
   From net investment income                           --                --
   As tax return of capital                           (.63)             (.79)

DISTRIBUTION TO CLASS B
  CERTIFICATEHOLDERS:
   As tax return of capital                             --                --
--------------------------------------------------------------------------------

NET ASSET VALUE, end of period                       $8.17             $7.27
================================================================================

TOTAL INVESTMENT RETURN (a)                            N/A               N/A

NET ASSETS APPLICABLE TO CLASS A
  PREFERRED CERTIFICATES,
    end of period                              $ 5,422,117       $ 8,629,880

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, end of period                  $14,401,615       $12,816,146
================================================================================

RATIOS AND SUPPLEMENTAL DATA:

   Ratio of operating expenses to average
     net assets applicable to
     Class B certificates                           123.64%(b)        150.97%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                         21.29%            25.54%

   Number of Class B certificates
     outstanding, end of period                  1,763,800         1,763,800

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 2.70%(c). 2.53%, 2.57%, 2.32%, 2.56% and 2.67% in 2001, 2000, 1999, 1998, 1997 and 1996,
      respectively.

(c)   Annualized.

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

1.     ORGANIZATION                   College and University Facility Loan Trust
       AND BUSINESS                   Two (the Trust) was formed on March 11,
                                      1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston (the Owner Trustee) not in its individual capacity but solely as Owner
                                      Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                                      The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                                      (ED) under the College Housing Loan
                                      Program or the Academic Facilities Loan
                                      Program. The Loans, which have been
                                      assigned to Bank One Trust Company, NA,
                                      formerly The First National Bank of
                                      Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

1.     ORGANIZATION AND               All payments on the Loans and earnings
       BUSINESS                       under the investment agreements and any
       (Continued)                    required transfers from the Expense and
                                      Liquidity Funds are deposited to the
                                      credit of the Revenue Fund held by the
                                      Bond Trustee, as defined within, and in
                                      accordance with the Indenture. On each
                                      bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund
                                      Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders.

                                      On the Closing Date, certificates were
                                      issued by the Trust to ED as partial
                                      payments for the Loans. In December 1989,
                                      ED sold, through a private placement, all of its ownership interest in the Trust.

2.     SUMMARY OF                     (a) COLLEGE AND UNIVERSITY FACILITY LOANS
       SIGNIFICANT
       ACCOUNTING                     The Loans were purchased and recorded at a
       POLICIES                       discount below par. Pursuant to a
                                      "no-action letter" that the Trust received from the Securities and Exchange
                                      Commission, the Loans, included in
                                      investments in the accompanying balance
                                      sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2001 was approximately
                                      $50,199,000. As a result of prepayments of Loans in the six months ended May 31, 2001, additional interest income of approximately $16,000 was recognized.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (a) COLLEGE AND UNIVERSITY FACILITY LOANS
       SIGNIFICANT                        (Continued)
       ACCOUNTING
       POLICIES                       The Trust's policy is to discontinue the
       (Continued)                    accrual of interest on Loans for which
                                      payment of principal or interest is 180
                                      days or more past due or for other such
                                      Loans that management believes the
                                      collection of interest and principal is
                                      doubtful. When a Loan is placed on
                                      nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received.
                                      Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2001, one loan has been placed on nonaccrual status, as discussed in Note 6.

                                      (b) OTHER INVESTMENTS

                                      Other investments, which are included in investments in the accompanying balance sheet, consist of two investment agreements issued by Morgan Guaranty Trust Company, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at Morgan Guaranty Trust Company's option. These investments are carried at cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

                                      (c) FEDERAL INCOME TAXES

                                      It is the Trust's policy to comply with
                                      the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                                      For tax purposes, the Loans were
                                      transferred to the Trust at their face
                                      values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (d) DEFERRED BOND ISSUANCE COSTS
       SIGNIFICANT
       ACCOUNTING                     Deferred Bond issuance costs are being
       POLICIES                       amortized using the effective interest
       (Continued)                    rate method over the estimated lives of
                                      the Bonds, which are based on the
                                      scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

                                      (e) ACCOUNTING FOR IMPAIRMENT OF A LOAN
                                          AND ALLOWANCE FOR LOAN LOSSES

                                      The Trust accounts for credit losses in
                                      accordance with Statement of Financial
                                      Accounting Standards (SFAS) No. 114,
                                      "ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF
                                      A LOAN," as amended by SFAS No. 118
                                      (collectively SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral-dependent.

                                      Management is responsible for establishing an allowance for loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically and as a provision to the allowance for loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                                      The allowance for loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                                      The factors discussed above are inherently difficult to predict. Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (f) PRESENTATION OF CAPITAL DISTRIBUTIONS
       SIGNIFICANT
       ACCOUNTING                     Capital distributions are accounted for in
       POLICIES                       accordance with the American Institute of
       (Continued)                    Certified Public Accountants Statement of
                                      Position (SOP) 93-2, "DETERMINATION,
                                      DISCLOSURE AND FINANCIAL STATEMENT
                                      PRESENTATION OF INCOME, CAPITAL GAIN AND
                                      RETURN OF CAPITAL DISTRIBUTIONS BY
                                      INVESTMENT COMPANIES." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                                      As of November 30, 2000, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                                      The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2001; however, the amount cannot be reasonably estimated at May 31, 2001.

                                      (g) USE OF ESTIMATES

                                      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (h) NEW ACCOUNTING PRONOUNCEMENT
       SIGNIFICANT
       ACCOUNTING                     Effective December 1, 2000, the Trust
       POLICIES                       adopted the SFAS No. 133, "ACCOUNTING FOR
       (Continued)                    DERIVATIVE INSTRUMENTS AND HEDGING
                                      ACTIVITIES," as amended by SFAS No. 137
                                      and 138 (collectively SFAS 133). This
                                      standard establishes accounting and
                                      reporting standards for derivative
                                      instruments and for hedging activities.
                                      SFAS 133 requires all derivatives,
                                      including certain derivative instruments embedded in other contracts, to be recognized as assets or liabilities on the balance sheet and measured at fair value.
                                      The adoption of SFAS 133 did not have a
                                      material impact on the Trust's financial position or results of operations.

3.     BONDS                          The Bonds outstanding at May 31, 2001
                                      consist of the following:

                                                         Outstanding          Unamortized              Carrying
                    Interest            Stated            Principal            Discount                 Amount
      Type            Rate             Maturity            (000s)               (000s)                  (000s)
---------------------------------------------------------------------------------------------------------------------
Sequential            4.00%        June 1, 2018           $  141,823             $  31,009          $   110,814

                                      Interest on the Bonds is payable
                                      semiannually. On June 1, 2001, the Trust made a principal payment of $7,697,886 on the 4% June 1, 2018 bonds.

                                      Principal payments on the Bonds will be
                                      made prior to the respective stated
                                      maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

3.     BONDS                          The estimated aggregate principal payments
       (Continued)                    on the Bonds at May 31, 2001, after taking
                                      into consideration actual Loan
                                      prepayments, Defaulted Loans and the
                                      Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                       Amount
                                      FISCAL YEAR                      (000s)
                                      ==========================================
                                      2001                           $  7,765
                                      2002                             18,138
                                      2003                             13,801
                                      2004                             12,681
                                      2005                             11,946
                                      Thereafter                       77,492
                                      ------------------------------------------

                                      Total                          $141,823
                                      ==========================================

                                      Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                                      In the event of negative cash flows, a
                                      Liquidity Fund has been established and
                                      maintained such that, on or before such
                                      payment date, the Liquidity Fund may be
                                      used by the Bond Trustee to make any
                                      required payments on the Bonds and to pay operating expenses of the Trust.

                                      The original issue discount is being
                                      amortized using the effective interest
                                      rate method over the estimated lives of
                                      the Bonds, which are based on the
                                      scheduled payments of the Loans.
                                      Accordingly, loan prepayments have the
                                      effect of accelerating bond payments. When
                                      Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

4.     ADMINISTRATIVE                 (a) SERVICER
       AGREEMENTS
                                      As compensation for the services provided under the servicing agreement, GMAC
                                      Commercial Mortgage Corporation (GMAC)
                                      receives a collection fee. The fee is
                                      earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year.
                                      For the six months ended May 31, 2001,
                                      GMAC's fees totaled $73,106, which
                                      includes other related expenses of $7,366.

                                      (b) TRUSTEES

                                      As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                                      o    The Owner Trustee, in its capacities
                                           as manager of the Trust and as Owner
                                           Trustee, earned fees of $7,500 and
                                           $6,250, respectively, for the six
                                           months ended May 31, 2001.

                                      o    The Bond Trustee is entitled to an
                                           annual fee equal to 0.015 of 1% of
                                           the aggregate outstanding principal
                                           of the Bonds on the bond payment date
                                           immediately preceding the date of
                                           payment of such fee. The Bond Trustee
                                           is also reimbursed for out-of-pocket
                                           expenses in an amount not to exceed
                                           4% of the applicable annual fee. For
                                           the six months ended May 31, 2001,
                                           Bond Trustee fees amounted to
                                           $10,499. In addition, the Bond
                                           Trustee incurred $419 for
                                           out-of-pocket expenses.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

5.     CERTIFICATES                   Holders of the Class B certificates
                                      receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates. On June 4, 2001, a distribution of $1,298,710 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying balance sheet.

                                      The certificateholders shall each be
                                      entitled to one vote per certificate.

                                      While the Bonds are outstanding,
                                      distributions to the Class B
                                      certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

6.     ALLOWANCE FOR                  An analysis of the allowance for loan
       LOAN LOSSES                    losses for the six months ended May 31,
                                      2001 is summarized as follows:

                                      Balance, beginning of year   $ 1,432,376
                                      Provision                             --
                                      Charge-offs                           --
                                      ------------------------------------------

                                      Balance, end of year         $ 1,432,376
                                      ==========================================

                                      At May 31, 2001, the recorded investment in a loan that is considered to be impaired under SFAS 114 was approximately $24,000 with a related allowance for loan loss of $17,000.

                                      The average recorded investment in
                                      impaired loans during the six months ended
                                      May 31, 2001 was approximately $24,000.
                                      For the six months ended May 31, 2001, no interest income was recognized on impaired loans.

                                      The amortized cost of a loan placed on
                                      nonaccrual status is approximately $24,000 at May 31, 2001. See Note 2(e), "Accounting for Impairment of a Loan and Allowance for Loan Losses," for a discussion of the Trust's impaired loan accounting policy.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

7.     LOANS                          Scheduled principal and interest payments
                                      on the Loans as of May 31, 2001, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                                          Principal         Interest
                                                                          Payments          Payments            Total
                                      FISCAL YEAR                          (000s)            (000s)             (000s)
                                      ====================================================================================
                                      2001                               $ 11,098           $ 2,630           $ 13,728
                                      2002                                 19,448             4,712             24,160
                                      2003                                 15,652             4,139             19,791
                                      2004                                 14,750             3,649             18,399
                                      2005                                 12,681             3,192             15,873
                                      Thereafter                           91,883            17,264            109,147
                                      ------------------------------------------------------------------------------------

                                      Total                              $165,512           $35,586           $201,098
                                      ====================================================================================

                                      Expected payments may differ from
                                      contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of May 31, 2001, there were no Loans in Default.

                                      The following analysis summarize the
                                      stratification of the loan portfolio by
                                      type of collateral and institution as of May 31, 2001:

                                                                                           Amortized
                                                                            Number           Cost
                                      TYPE OF COLLATERAL                   of Loans         (000s)                %
                                      ===================================================================================
                                      Loans secured by a
                                        first mortgage                          216         $ 64,798            56.2%
                                      -----------------------------------------------------------------------------------
                                      Loans not secured by
                                        a first mortgage                        129           50,515            43.8%
                                      -----------------------------------------------------------------------------------

                                      Total Loans                               345         $115,313           100.0%
                                      ===================================================================================

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

7.     LOANS
       (Continued)

                                                                                           Amortized
                                                                            Number           Cost
                                      TYPE OF INSTITUTION                  of Loans         (000s)               %
                                      =====================================================================================
                                      Private                                   221         $ 64,655            56.1%

                                      Public                                    124           50,658            43.9%
                                      -------------------------------------------------------------------------------------

                                      Total Loans                               345         $115,313           100.0%
                                      =====================================================================================

                                      The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                                      The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

7.     LOANS                          A number of borrowers are currently
       (Continued)                    experiencing financial difficulties due to
                                      declining enrollment, increasing costs and a decline in endowments, grants, private gifts and state and federal funding. Many of these troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                                      Due to the special purpose nature of the borrowers' real properties, the ability of troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.

8.     FAIR VALUE                     SFAS No. 107, "DISCLOSURES ABOUT FAIR
       OF FINANCIAL                   VALUE OF FINANCIAL INSTRUMENTS," allows
       INSTRUMENTS                    for the use of a wide range of valuation
                                      techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                                      Current market prices are not available
                                      for most of the Trust's financial
                                      instruments since an active market
                                      generally does not exist for such
                                      instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

8.     FAIR VALUE                     The estimated fair value of each category
       OF FINANCIAL                   of the Trust's financial instruments and
       INSTRUMENTS                    the related book value presented in the
       (Continued)                    accompanying balance sheet as of May 31,
                                      2001 is as follows:

                                                                                        Book Value         Fair Value
                                                                                          (000s)             (000s)
                                      ===============================================================================
                                      Loans                                              $113,881*          $141,256

                                      Investment Agreements:
                                         Revenue Fund                                      11,921             12,798
                                         Liquidity Fund                                     3,157              3,669
                                      -------------------------------------------------------------------------------

                                                                                         $128,959           $157,723
                                      ===============================================================================

                                      Bonds                                              $110,814           $124,647
                                      ===============================================================================

                                *Net of Allowance for Loan Losses of $1,432,376.

                               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001

                          (Dollar Amounts in Thousands)

 Outstanding                                                            Stated                           Internal      Amortized
  Principal                                                            Interest         Maturity          Rate of     Cost (Notes
   Balance                    Description                               Rate %            Date           Return %       1 and 2)
 -----------    ------------------------------------------             --------         --------         --------     -----------
                COLLEGE AND UNIVERSITY LOANS (85.8%)
                -------------- A --------------
        $355    Alabama Agricultural and Mechanical University       3.000-3.750       07/01/2005          10.25           $297
       1,715    Alabama Agricultural and Mechanical University           3.000         05/01/2018          10.27          1,025
         125    Albion College                                           3.000         10/01/2009          10.56             92
         498    Albright College                                         3.000         11/01/2015          10.23            325
          11    Alcorn State University                                  3.500         11/01/2002          10.15             11
          45    Alma College                                             3.750         04/01/2002          11.52             42
          28    American International College                           3.375         10/01/2002          10.84             26
          48    Anderson University                                      3.500         03/01/2003          11.42             43
         170    Anderson University                                      3.000         03/01/2006          11.19            135
          18    Appalachian State University                             3.500         07/01/2001          10.28             17
         110    Arizona State University                                 3.125         09/01/2001          10.17            105
         130    Arizona State University                                 3.375         10/01/2002          10.16            121
         795    Arizona State University                                 3.000         04/01/2006          10.60            645
         403    Arkansas State University                                3.750         04/01/2005          10.75            342
       2,010    Auburn University                                        3.000         12/01/2018           9.16          1,244
         191    Azusa Pacific University                                 3.750         04/01/2015          10.88            123
                -------------- B --------------
         985    Baptist College at Charleston                            3.000         03/01/2019          10.73            551
         573    Baptist College at Charleston                            3.000         03/01/2011          10.98            394
         127    Becker Junior College                                    3.000         04/01/2005          11.21            104
          52    Bellarmine College                                       3.625         05/01/2004          11.34             46
          86    Benedict College                                         3.750         11/01/2004          10.75             75
         678    Benedict College                                         3.000         11/01/2006          10.61            555
       1,730    Benedict College                                         3.000         11/01/2020          10.36            979
       1,392    Bentley College                                          3.000         11/01/2007          10.57          1,094
         271    Bethany College                                          3.375         11/01/2012          10.54            191
         265    Bethany College                                          3.000         11/01/2017          10.40            159
         468    Bethany College                                          3.000         11/01/2012          10.40            319
           8    Bethune-Cookman College                                  3.000         11/01/2002          10.74              7
         117    Boston Architectural Center                              3.750         11/01/2004          10.77            104
          45    Bradford College  (A)                                    3.375         10/01/2001          10.85             24
         252    Brandeis University                                      3.000         11/01/2011          10.64            175
          85    Brevard College                                          3.000         11/01/2004          10.71             75
          52    Brevard College                                          3.000         05/01/2006          11.12             42
          51    Bryan College                                            3.500         04/01/2003          11.39             45
                -------------- C --------------
         820    California Polytechnic State University                  3.000         11/01/2006          10.05            656
         265    California State University                              3.000         11/01/2006           8.75            225
       1,130    California State University                              3.000         11/01/2013           8.93            811
       2,483    California State University                              3.000         11/01/2019           8.99          1,571
       1,710    Cameron University                                       3.000         04/01/2007          10.16          1,355
          15    Canisius College                                         3.375         05/01/2002          11.48             13
       1,480    Canisius College                                         3.000         11/01/2017          10.40            891


SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                              STATEMENTS.                                     21

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                            Stated                           Internal      Amortized
  Principal                                                            Interest         Maturity          Rate of     Cost (Notes
   Balance                    Description                               Rate %            Date           Return %       1 and 2)
 -----------    ------------------------------------------             --------         --------         --------     -----------
         $65    Carnegie-Mellon University                               3.500         11/01/2001          10.52            $63
         220    Carnegie-Mellon University                               3.000         05/01/2009          10.73            161
         932    Carnegie-Mellon University                               3.000         11/01/2017          10.51            559
         326    Carroll College                                          3.750         06/01/2014          10.46            218
         155    Carroll College                                          3.000         06/01/2018          10.15             92
         392    Carroll College                                          3.750         03/01/2015          10.93            252
         105    Case Western Reserve University                          3.500         04/01/2003          11.39             93
         217    Catawba College                                          3.000         12/01/2009          10.27            159
          54    Central Missouri State University                        3.375         07/01/2001          10.27             52
         394    Central Missouri State University                        3.625         07/01/2004          10.29            344
         795    Central Missouri State University                        3.000         07/01/2007          10.18            626
         144    Champlain College                                        3.000         12/01/2013          10.19             95
         510    Chapman College                                          3.000         10/01/2013          10.65            334
         256    Chapman College                                          3.000         11/01/2005          10.63            214
         188    Chapman College                                          3.000         11/01/2007          10.57            148
       1,420    Chateau Community Housing Association                    3.000         10/01/2012          10.51            965
          50    Cisco Junior College                                     3.000         11/01/2005          10.04             43
          96    Cisco Junior College                                     3.000         07/01/2005          10.15             80
         285    Clemson University                                       3.000         07/01/2005           9.51            245
         123    Coker College                                            3.000         12/01/2009          10.04             89
          61    College of Our Lady of the Elms                          3.375         10/01/2001          10.86             59
         865    College of Saint Rose                                    3.000         05/01/2022          10.43            471
         466    College of Saint Thomas                                  3.000         11/01/2009          10.53            345
          18    College of Santa Fe                                      3.500         10/01/2001          10.86             17
         159    College of Santa Fe                                      3.000         10/01/2005          10.66            133
         567    College of Santa Fe                                      3.000         10/01/2018          10.43            336
         940    College of the Holy Cross                                3.625         10/01/2013          10.60            651
         620    College of the Holy Cross                                3.000         10/01/2006          10.63            501
          18    College of the Virgin Islands                            3.000         11/01/2002          10.15             17
          53    College of the Virgin Islands                            3.000         10/01/2003          10.16             48
         168    Columbia College                                         3.625         07/01/2004          10.90            145
          60    Columbia College                                         3.000         07/01/2006          10.80             48
         110    Concordia College                                        3.000         04/01/2009          11.05             82
         705    Concordia College                                        3.000         05/01/2019          10.65            412
         303    Cumberland University                                    3.000         08/01/2017          10.52            180
                -------------- D --------------
         565    Daemen College                                           3.000         04/01/2016          10.77            341
         174    Dakota Wesleyan University                               3.000         10/01/2015          10.46            110
         170    Dana College                                             3.000         04/01/2005          11.22            140
          27    Dana College                                             3.500         04/01/2003          11.39             24
         125    Dickinson College                                        3.000         05/01/2018          10.30             75
         190    Dillard University                                       3.000         04/01/2008          11.09            146
         529    Dowling College                                          3.000         10/01/2010          10.75            377
       1,100    Drexel University                                        3.500         05/01/2014          10.53            737
         257    Drury College                                            3.000         04/01/2015          10.63            164


SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                              STATEMENTS.                                     22

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                            Stated                           Internal      Amortized
  Principal                                                            Interest         Maturity          Rate of     Cost (Notes
   Balance                    Description                               Rate %            Date           Return %       1 and 2)
 -----------    ------------------------------------------             --------         --------         --------     -----------
        $426    Drury College                                            3.000         10/01/2010          10.75           $303
         996    D'Youville College                                       3.000         04/01/2018          10.90            569
                -------------- E --------------
       1,136    East Texas State University                              3.500         03/01/2002           9.48          1,066
       1,484    East Texas State University                              3.000         03/01/2002           9.60          1,385
         370    Elizabeth City State University                          3.000         10/01/2017          10.02            231
         400    Embry-Riddle Aeronautical University                     3.000         09/01/2007          10.64            312
         149    Emmanuel College                                         3.000         11/01/2013          10.45             98
                -------------- F --------------
       1,570    Fairleigh Dickinson University                           3.000         11/01/2017          10.39            946
         146    Florida Agricultural and Mechanical University           3.625         07/01/2004          10.29            127
         143    Florida Atlantic University                              3.500         07/01/2004          10.27            126
         275    Florida Atlantic University                              3.000         07/01/2006          10.18            223
         166    Florida Institute of Technology                          3.000         11/01/2009          10.53            123
          64    Florida State University                                 3.500         06/01/2001           8.44             61
         575    Florida State University                                 3.000         01/01/2009           9.40            447
           9    Fort Hays State University                               3.500         10/01/2001          10.19              9
          58    Fort Hays State University                               3.625         10/01/2002          10.18             54
         140    Fort Hays State University                               3.000         10/01/2007          10.08            112
         445    Fort Lewis College                                       3.000         10/01/2006          10.09            365
                -------------- G --------------
         645    Gannon University                                        3.000         11/01/2011          10.49            451
         192    Gannon University                                        3.000         12/01/2022          10.13            103
          57    Gavilan College                                          3.000         04/01/2006          10.59             46
         731    George Fox College                                       3.000         07/01/2018          10.64            426
         414    Georgetown College                                       3.000         12/01/2008          10.04            309
         750    Georgetown College                                       3.000         12/01/2009          10.05            544
       2,711    Georgetown University                                    3.000         11/01/2020          10.36          1,535
       6,940    Georgetown University                                    4.000         11/01/2020          10.52          4,245
         801    Georgetown University                                    3.000         05/01/2005          10.86            678
         259    Georgia Education Authority Board of Regents
                  of the University System of Georgia                    3.375         01/01/2003          10.60            232
                -------------- H --------------
         350    Hampshire College                                        3.000         07/01/2013          10.75            227
       1,264    Hampshire College                                        3.000         02/01/2014          10.70            813
         100    Harcum Junior College                                    3.375         11/01/2002          10.77             93
         455    Harper Grace Hospital                                    3.625         04/01/2005          11.26            380
         109    Hesston College                                          3.000         04/01/2006          11.14             87
         280    High Point College                                       3.000         12/01/2010          10.26            196
       1,709    Hinds Junior College                                     3.000         04/01/2013          10.42          1,156
          31    Hiwassee College                                         3.375         01/01/2003          11.58             28
         187    Hiwassee College                                         3.000         09/15/2018          10.58            109
       1,794    Hofstra University                                       3.000         11/01/2012          10.61          1,214
         270    Hood College                                             3.625         11/01/2014          10.54            183
         355    Houston Tillotson College                                3.500         04/01/2014          10.90            233


SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                              STATEMENTS.                                     23

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                            Stated                           Internal      Amortized
  Principal                                                            Interest         Maturity          Rate of     Cost (Notes
   Balance                    Description                               Rate %            Date           Return %       1 and 2)
 -----------    ------------------------------------------             --------         --------         --------     -----------
         $15    Huntingdon College                                       3.500         03/01/2002          11.54            $14
         220    Huntingdon College                                       3.000         10/01/2008          10.60            167
                -------------- I --------------
          91    Illinois Institute of Technology                         3.000         03/01/2003          11.10             82
         688    Indiana University                                       3.750         12/01/2003           8.84            622
          99    Inter American University of Puerto Rico                 3.000         09/01/2007          10.66             79
       2,288    Inter American University of Puerto Rico                 3.000         01/01/2017          10.94          1,358
                -------------- J --------------
       1,495    James Madison University                                 3.000         06/01/2009          10.49          1,096
         355    Johnson & Wales College                                  3.000         11/01/2013          10.59            234
         140    Johnson C. Smith University                              3.000         05/01/2005          11.18            116
          20    Judson College                                           3.750         07/01/2004          10.92             17
                -------------- K --------------
          91    Kansas State University                                  3.375         10/01/2002           9.12             86
         485    Kansas State University                                  3.625         04/01/2004           9.77            430
          48    Kendall College                                          3.375         10/01/2002          10.82             44
         202    Kendall College                                          3.000         10/01/2008          10.59            153
         240    Knox College                                             3.000         04/01/2006          11.15            191
                -------------- L --------------
         255    LaGrange College                                         3.000         03/01/2009          11.06            184
         194    Langston University                                      3.375         10/01/2003          10.15            176
         775    Langston University                                      3.000         04/01/2007          10.56            608
         439    Lassen Junior College District                           3.000         04/01/2020          10.27            252
         595    Leland Stanford Junior College                           3.375         05/01/2003          11.33            530
         144    Lenoir Rhyne College                                     3.000         12/01/2006          10.04            115
          79    Linfield College                                         3.000         10/01/2017          10.44             48
         483    Long Island University                                   3.750         05/01/2005          11.22            406
         182    Long Island University                                   3.000         11/01/2009          10.69            134
         635    Long Island University                                   3.000         11/01/2009          10.69            467
         172    Long Island University                                   3.750         04/01/2003          11.41            154
         515    Long Island University                                   3.625         06/01/2014          10.49            342
          78    Long Island University                                   3.750         10/01/2004          10.79             68
          73    Louisiana State University                               3.500         07/01/2001           8.65             70
         666    Louisiana State University                               3.625         07/01/2004           9.04            594
         278    Louisiana State University                               3.000         07/01/2005           8.84            242
         260    Louisiana State University                               3.000         07/01/2006           8.87            223
          88    Louisiana State University                               3.000         07/01/2001           8.62             85
         216    Lycoming College                                         3.625         05/01/2014          10.64            144
         295    Lycoming College                                         3.750         05/01/2015          10.62            194
         453    Lynchburg College                                        3.750         05/01/2015          10.64            301
         600    Lynchburg College                                        3.000         05/01/2018          10.68            350
                -------------- M --------------
         130    MacAlester College                                       3.375         05/01/2002          11.41            120
         420    MacAlester College                                       3.000         05/01/2020          10.46            240
         510    Marian College                                           3.000         10/01/2016          10.45            313


SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                              STATEMENTS.                                     24

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                            Stated                           Internal      Amortized
  Principal                                                            Interest         Maturity          Rate of     Cost (Notes
   Balance                    Description                               Rate %            Date           Return %       1 and 2)
 -----------    ------------------------------------------             --------         --------         --------     -----------
         $89    Marquette University                                     3.000         07/31/2024          10.59            $45
         363    Mary Baldwin College                                     3.375         05/01/2012          10.68            252
         570    Marymount University                                     3.000         05/01/2016          10.52            349
         560    McLennan Community College                               3.000         04/01/2006          10.49            455
          24    McNeese State University                                 3.500         10/01/2001          10.18             23
         874    Memorial Hospital for Cancer and Allied Diseases         3.375         04/01/2012          10.68            605
         434    Mercer University                                        3.000         05/01/2014          10.58            283
       1,360    Mercy College of Detroit                                 3.625         10/01/2013          10.59            929
          31    Merrimack College                                        3.000         04/15/2019          10.53             24
         113    Merrimack College                                        3.000         04/15/2008          10.79             65
          30    Middlebury College                                       3.375         10/01/2002          11.12             28
          62    Midland Lutheran College                                 3.000         04/01/2005          11.20             51
         556    Millsaps College                                         3.000         11/01/2021          10.34            308
       1,465    Mississippi State University                             3.000         12/01/2020           9.64            847
          27    Mississippi Valley State University                      3.500         07/01/2001          10.28             26
          49    Molloy College                                           3.375         10/01/2002          10.81             45
         206    Moravian College                                         3.375         11/01/2012          10.52            143
         715    Morehouse College                                        3.000         07/01/2010          10.50            489
       2,047    Morgan State University                                  3.000         11/01/2014          10.56          1,315
         153    Morris Brown College                                     3.750         05/01/2007          11.12            121
       1,601    Morris Brown College                                 2.750-3.750       05/01/2018          10.89          1,002
         529    Morris College                                           3.000         11/01/2009          10.53            392
                -------------- N --------------
         143    New England College                                      3.000         04/01/2016          10.77             86
         590    Newark Beth Israel Hospital                              3.625         01/01/2014          11.06            381
          61    NIACC Dormitories, Inc.                                  3.000         10/01/2012          10.27             42
       2,702    Norfolk State University                                 3.000         12/01/2021           9.77          1,529
         395    North Carolina State University                          3.625         09/01/2004           7.97            361
          69    North Carolina State University                          3.125         09/01/2001           7.58             67
          92    North Carolina State University                          3.500         09/01/2001           7.63             89
          78    North Greenville College                                 3.000         11/01/2003          10.72             71
          88    Northeast Missouri State University                  3.375-3.500       05/01/2002          10.75             82
       2,839    Northeastern University                                  3.000         05/01/2018          10.53          1,677
          76    Northeastern University                                  3.000         05/01/2004          10.97             66
         305    Nova University                                          3.000         12/01/2007          10.04            234
                -------------- O -------------
         264    Occidental College                                       3.000         10/01/2019          10.41            152
         185    Olympic Community College                                3.000         10/01/2008          10.07            143
          24    Ouachita Baptist University                              3.000         12/01/2006          10.04             19
                -------------- P -------------
         878    Paine College                                            3.000         10/01/2016          10.45            540
       2,291    Philadelphia College of Art                              3.000         01/01/2022          10.62          1,223
         375    Pine Manor College                                       3.625         10/01/2003          10.80            337
         152    Polytechnic University                                   3.375         10/01/2011          10.59            108
         170    Post College                                             3.000         04/01/2010          10.76            122


SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                              STATEMENTS.                                     25

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                            Stated                           Internal      Amortized
  Principal                                                            Interest         Maturity          Rate of     Cost (Notes
   Balance                    Description                               Rate %            Date           Return %       1 and 2)
 -----------    ------------------------------------------             --------         --------         --------     -----------
        $785    Purdue University                                        3.625         07/01/2004           9.33           $694
         233    Purdue University                                        3.000         07/01/2005           9.26            202
                -------------- Q -------------
           1    Queens College                                           3.500         11/01/2001          10.88              1
         106    Queens College                                           3.625         07/01/2004          10.90             91
                -------------- R -------------
         255    Randolph-Macon College                                   3.000         05/01/2010          10.72            185
         480    Regis College (Denver)                                   3.000         11/01/2012          10.47            327
          43    Regis College (Weston)                                   3.375         10/01/2002          10.85             41
         170    Rhode Island College                                     3.000         10/01/2005          10.09            144
          53    Rider College                                            3.375         05/01/2002          11.44             49
       1,745    Rider College                                            3.625         11/01/2013          10.42          1,223
         402    Rider College                                            3.000         05/01/2017          10.70            238
          81    Rio Grande College                                       3.000         03/30/2009          10.93             61
         615    Rutgers, The State University                            3.750         05/01/2016           9.19            429
          75    Rutgers, The State University                            3.125         05/01/2001           8.89             75
                -------------- S -------------
          38    Saint Ambrose University                                 3.000         11/01/2001          10.78             37
          20    Saint Anselm College                                     3.375         10/01/2001          10.88             19
          49    Saint John's University                                  3.000         10/01/2002          10.76             45
         120    Saint Louis College of Pharmacy                          3.375         10/01/2004          10.74            104
         194    Saint Louis University                                   3.500         11/01/2002          10.80            181
          68    Saint Mary's College                                     3.000         03/01/2005          11.25             56
         400    Saint Mary's College                                     3.000         06/01/2020          10.14            229
       1,740    Saint Michael's College                                  3.000         05/01/2013          10.60          1,162
          21    Saint Norbert College                                    3.375         04/01/2002          11.52             19
         120    Saint Norbert College                                    3.625         04/01/2004          11.33            103
         282    Saint Norbert College                                    3.000         04/01/2007          11.10            218
         447    Saint Paul's College                                     3.000         11/01/2014          10.56            287
         565    Saint Vincent College                                    3.500         05/01/2013          10.86            379
          90    Sam Houston State University                             3.500         10/01/2001           9.10             87
         705    San Diego State University                               3.000         11/01/2007          10.04            580
       1,140    Sangamon State University                                3.000         11/01/2018          10.12            700
          80    Seattle University                                       3.500         11/01/2001          10.84             77
         433    Seattle University                                       3.000         11/01/2008          10.55            330
         311    Seton Hill College                                       3.625         11/01/2014          10.53            208
           1    Sierra College                                           3.375         04/01/2002          10.87              1
         300    Simpson College                                          3.000         07/01/2016          10.58            182
         364    South Dakota School of Mines and Technology              3.000         04/01/2018          10.30            215
          42    South Dakota School of Mines and Technology              3.625         04/01/2002          10.85             39
          16    South Plains College                                     3.500         10/01/2002          10.18             15
          58    South Plains College                                     3.625         10/01/2004          10.17             51
          41    South Plains College                                     3.000         10/01/2005          10.10             35
         115    Southeast Missouri State University                      3.500         04/01/2002          10.82            107
         841    Southeast Missouri State University                      3.000         04/01/2007          10.58            670


SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                              STATEMENTS.                                     26

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                            Stated                           Internal      Amortized
  Principal                                                            Interest         Maturity          Rate of     Cost (Notes
   Balance                    Description                               Rate %            Date           Return %       1 and 2)
 -----------    ------------------------------------------             --------         --------         --------     -----------
        $600    Southeastern Oklahoma State University                   3.000         04/01/2009          10.51           $445
          72    Southern Arkansas University                             3.500         10/01/2002          10.23             67
         448    Southern Methodist University                            3.000         10/01/2007          10.61            351
         154    Southern Nazarene University                             3.750         04/01/2005          11.27            129
         270    Southwest Missouri State College                         3.375         10/01/2002          10.17            255
       2,190    Southwest Texas State University                         3.000         10/01/2015           9.51          1,452
         291    Spalding University                                      3.000         09/01/2007          10.66            233
         413    Springfield College                                      3.500         05/01/2013          10.67            285
          56    Springfield College                                      3.000         05/15/2005          10.11             47
         125    State Center Community College                           3.000         10/01/2004          10.10            109
       1,772    Stephen F. Austin State University                   3.375-3.500       10/01/2012           9.57          1,286
         133    Stetson University                                       3.000         01/01/2006          11.25            105
          81    Stillman College                                         3.750         02/01/2004          11.42             69
         273    Stonehill College                                        3.000         10/01/2006          10.64            222
         175    SUNY, Mohawk Valley Community College                    3.000         04/01/2005          10.26            139
                -------------- T -------------
          12    Talladega College                                        3.375         12/01/2001          10.08             11
         376    Talladega College                                        3.000         12/01/2012          10.24            254
         250    Taylor University                                        3.000         10/01/2012          10.50            169
         766    Taylor University                                        3.000         10/01/2013          10.49            509
         591    Texas A & I University                                   3.000         07/01/2009           9.57            450
         440    Texas Southern University                                3.500         04/01/2013          10.45            299
         413    Transylvania University                                  3.000         11/01/2010          10.51            297
         560    Trinity University                                       3.625         09/01/2004          10.82            486
          82    Tufts University                                         3.375         10/01/2001          10.87             79
       2,225    Tufts University                                         3.000         10/01/2021          10.39          1,228
         195    Tulane University of Louisiana                           3.500         10/01/2001           9.06            189
                -------------- U -------------
          22    Union College                                            3.000         11/01/2002          10.74             20
       1,605    University of Alabama in Birmingham                      3.000         11/01/2008           7.97          1,336
          38    University of Alaska                                     3.375         04/01/2002          10.82             35
         121    University of Alaska                                     3.500         04/01/2003          10.80            112
         153    University of Arkansas at Little Rock                    3.000         11/01/2009           9.42            120
         378    University of Central Arkansas                           3.000         04/01/2005          10.69            328
         430    University of Central Florida                            3.000         10/01/2007          10.08            342
          75    University of Chicago                                    3.500         12/01/2001          10.10             69
          25    University of Chicago                                    3.375         12/01/2001          10.08             23
          15    University of Chicago                                    3.500         12/01/2002          10.11             13
         960    University of Delaware                                   3.000         11/01/2006           9.08            810
         639    University of Delaware                                   3.000         12/01/2018           8.81            410
       2,105    University of Florida                                    3.000         07/01/2014          10.15          1,375
          45    University of Hartford                                   3.000         11/01/2001          10.78             43
          20    University of Hawaii at Manoa                            3.500         10/01/2001          10.18             19
       1,775    University of Michigan                                   3.750         10/01/2005           9.51          1,545
          18    University of Missouri                                   3.375         05/01/2002          10.03             17


SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                              STATEMENTS.                                     27

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                            Stated                           Internal      Amortized
  Principal                                                            Interest         Maturity          Rate of     Cost (Notes
   Balance                    Description                               Rate %            Date           Return %       1 and 2)
 -----------    ------------------------------------------             --------         --------         --------     -----------
        $557    University of North Carolina                             3.000         11/01/2005           8.81           $490
         465    University of North Carolina                             3.000         01/01/2008           9.50            363
          37    University of North Carolina                             3.000         01/01/2007           9.50             30
         947    University of Notre Dame                                 3.000         02/15/2019          10.62            545
         695    University of Portland                                   3.375         04/01/2013          10.88            469
       1,589    University of Puerto Rico, Rio Piedras Campus            3.000         06/01/2011           9.39          1,155
           7    University of Rhode Island                               3.000         10/01/2001           9.68              7
         624    University of Saint Thomas                               3.000         10/01/2019          10.41            359
         110    University of Santa Clara                                3.125         04/01/2002          11.44            101
          50    University of Santa Clara                                3.375         04/01/2002          11.45             46
         525    University of Santa Clara                                3.625         04/01/2004          11.33            452
          52    University of South Dakota                               3.500         10/01/2001           9.59             50
         670    University of South Florida                              3.750         07/01/2005          10.30            569
         279    University of Steubenville                               3.125         04/01/2010          10.98            197
       1,201    University of Vermont                                    3.000         07/01/2016           8.95            806
          35    University of Vermont                                    3.375         07/01/2001           8.33             34
       1,130    University of Vermont                                    3.000         07/01/2019           9.06            707
         135    University of Washington                                 3.500         08/01/2002           9.07            127
         193    University of Washington                                 3.000         08/01/2003           9.06            175
       1,450    University Student Co-Operative Association              3.000         04/01/2019          10.70            817
         444    Utica College                                            3.000         11/01/2009          10.53            329
                -------------- V -------------
         400    Vermont State College                                    3.000         06/01/2008           9.02            318
         239    Vermont State College                                    3.000         07/01/2014           9.30            163
       1,080    Villanova University                                     3.000         04/01/2019          10.70            608
       3,660    Vincennes University                                     3.000         06/01/2023           9.02          2,132
       2,332    Virginia Commonwealth University                         3.000         06/01/2011          10.01          1,649
         720    Virginia Commonwealth University                         3.000         06/01/2004          10.08            622
         291    Virginia Wesleyan College                                3.000         11/01/2009          10.54            219
         175    Virginia Wesleyan College                                3.000         11/01/2010          10.51            126
                -------------- W -------------
         177    Waldorf College                                          3.000         07/01/2005          10.77            147
          15    Wartburg College                                         3.500         10/01/2001          10.87             14
         135    Wartburg College                                         3.750         04/01/2011          11.00             96
         405    Washington State University                              3.625         04/01/2004          10.02            357
         260    Washington State University                              3.750         04/01/2004          10.03            230
         350    Washington State University                              3.375         04/01/2003          10.02            317
          17    Washington University                                    3.500         10/01/2001          10.91             16
         196    Wesley College                                           3.375         05/01/2013          10.88            133
          38    West Kern Junior College District                        3.625         04/01/2004          10.73             33
         385    West Valley College                                      3.000         04/01/2009          10.50            285
         407    West Virginia Wesleyan College                           3.000         05/01/2015          10.75            253
         154    Western Carolina University                              3.625         05/01/2003          10.75            140
          70    Western Washington University                            3.500         10/01/2001          10.18            $67
         425    Western Washington University                            3.625         10/01/2004          10.18            374


SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                              STATEMENTS.                                     28

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                            Stated                           Internal      Amortized
  Principal                                                            Interest         Maturity          Rate of     Cost (Notes
   Balance                    Description                               Rate %            Date           Return %       1 and 2)
 -----------    ------------------------------------------             --------         --------         --------     -----------
        $330    Western Washington University                            3.750         10/01/2005          10.19           $283
          14    Westmoreland Hospital Association                        3.500         07/01/2001          10.98             13
         735    Wheaton College                                          3.500         04/01/2013          10.70            495
          67    Wheeling College                                         3.000         11/01/2007          10.59             53
          23    Wheelock College                                         3.000         05/01/2011          10.23             17
         695    Wittenberg University                                    3.000         05/01/2015          10.76            430
         225    Wittenberg University                                    3.000         11/01/2017          10.39            136
          39    Wooster Business College                                 3.000         03/30/2009          10.88             29
         519    Wright State University                                  3.000         05/01/2009           9.89            400
                -------------- Y -------------
         335    York Hospital                                            3.000         05/01/2020          10.64            187
 -----------                                                                                                          ----------
     165,512    Total College and University Loans                                                                      115,313
 -----------
                Allowance for Loan Losses                                                                                 1,432

                                                                                                                      ----------
                Net Loans of the Trust                                                                                  113,881
                                                                                                                      ----------

                INVESTMENT AGREEMENTS (14.2%)
                Morgan Guaranty Trust Company -
       3,157      Liquidity Fund                                         7.750         06/01/2018          7.750          3,157
                Morgan Guaranty Trust Company -
      11,921      Revenue Fund                                           7.050         06/01/2018          7.050         11,921
 -----------                                                                                                          ----------
      15,078    Total Investment Agreements                                                                              15,078
 -----------                                                                                                          ----------
    $180,590    Total Investments (100.0%)                                                                             $128,959
 ===========                                                                                                          ==========

(A) This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.


SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                              STATEMENTS.                                     29